Redeemable Convertible Preferred Stock - Summary of Temporary Equity (Parenthetical) (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	2,865,698	2,865,698
Temporary equity shares issued	2,827,878	2,807,571
Temporary equity shares outstanding	2,827,878	2,807,571
Temporary equity Liquidation preference	$ 6,334	$ 6,079
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	7,018,203	7,018,203
Temporary equity shares issued	6,993,693	6,993,693
Temporary equity shares outstanding	6,993,693	6,993,693
Temporary equity Liquidation preference	$ 19,138	$ 18,224
Series A3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	8,647,679	8,647,679
Temporary equity shares issued	8,629,505	8,629,505
Temporary equity shares outstanding	8,629,505	8,629,505
Temporary equity Liquidation preference	$ 30,544	$ 28,952
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	21,245,353	21,245,353
Temporary equity shares issued	21,245,353	21,245,353
Temporary equity shares outstanding	21,245,353	21,245,353
Temporary equity Liquidation preference	$ 24,017	$ 22,567
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	35,152,184	35,152,184
Temporary equity shares issued	35,092,183	35,092,183
Temporary equity shares outstanding	35,092,183	35,092,183
Temporary equity Liquidation preference	$ 69,595	$ 65,014
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share	$ 0.001	$ 0.001
Temporary equity shares authorized	71,019,827	71,019,827
Temporary equity shares issued	60,184,332	60,184,332
Temporary equity shares outstanding	60,184,332	60,184,332
Temporary equity Liquidation preference	$ 122,459	$ 113,736